Expense Example {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530